Redeemable Noncontrolling Interests - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Stock repurchased during period, shares	76,933,844	42,661,000	17,307,400
Certain subsidiary 1 | Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock shares issued during the period			5,639,407
Stock repurchased during period, shares	16,848,082
Certain subsidiary 2 | Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock shares issued during the period	659,564	407,103	1,068,363